SELECTED QUARTERLY FINANCIAL DATA SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Quarterly Financial Data [Abstract]
Net Sales	$ 2,982.5	$ 2,878.9	$ 2,860.1	$ 2,617.1	$ 2,880.6	$ 2,730.8	$ 2,830.0	$ 2,448.1	$ 11,338.6	$ 10,889.5	$ 10,022.4
Gross Profit	1,051.1	1,046.6	1,048.6	956.4	1,026.8	979.6	997.3	900.0	4,102.7	3,903.7
Selling, General and Administrative Expense, Total including Allowance for Doubtful Accounts	658.3	641.1	655.9	640.6	696.9	663.0	672.1	658.6	2,595.9	2,690.6
Earnings from continuing operations	219.0	246.1	222.7	169.9	70.4	169.2	195.9	83.5	857.7	519.0	457.3
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	(0.3)	(0.3)	0.9	0.2	(0.1)	(0.2)	(0.3)	(0.4)	0.5	(1.0)	(0.8)
Net earnings from continuing operations attributable to common shareowners	219.3	246.4	221.8	169.7	70.5	169.4	196.2	83.9	857.2	520.0	458.1
Net loss from discontinued operations	(73.5)	(9.7)	(5.3)	(7.8)	(14.4)	(3.4)	(9.1)	(2.8)	(96.3)	(29.7)	425.7
Net Earnings Attributable to Common Shareowners	$ 145.8	$ 236.7	$ 216.5	$ 161.9	$ 56.1	$ 166.0	$ 187.1	$ 81.1	$ 760.9	$ 490.3	$ 883.8
Continuing operations (USD per share)	$ 1.41	$ 1.57	$ 1.42	$ 1.09	$ 0.45	$ 1.09	$ 1.26	$ 0.54	$ 5.49	$ 3.35	$ 2.81
Discontinued operations (USD per share)	(0.47)	(0.06)	(0.03)	(0.05)	(0.09)	(0.02)	(0.06)	(0.02)	(0.62)	(0.19)	2.61
Total basic earnings per share of common stock (USD per share)	0.94	1.51	1.38	1.04	0.36	1.07	1.21	0.52	4.87	3.16	5.41
Continuing operations (USD per share)	1.37	1.53	1.39	1.07	0.44	1.07	1.24	0.53	5.37	3.28	2.75
Discontinued operations (USD per share)	(0.46)	(0.06)	(0.03)	(0.05)	(0.09)	(0.02)	(0.06)	(0.02)	(0.60)	(0.19)	2.55
Total diluted earnings per share of common stock (USD per share)	$ 0.91	$ 1.47	$ 1.36	$ 1.02	$ 0.35	$ 1.04	$ 1.18	$ 0.51	$ 4.76	$ 3.09	$ 5.30